SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Net Revenue	$ 1,853,597	$ 2,406,391	$ 9,362,022	$ 2,532,499
Total operating loss	(2,627,139)	(1,945,230)	(8,953,445)	(7,973,228)
Non-operating income (expense), net	(24,583)	(12,913)	(74,736)	57,210
Net loss before income taxes	(2,651,722)	(1,958,143)	(9,028,181)	(7,916,018)
Income tax expense	(8,695)	(3,672)	(11,650)	(20,993)
Net loss	(2,660,417)	(1,961,815)	(9,039,831)	(7,937,011)
Diagnostic Research and Development [Member]
Product Information [Line Items]
Net Revenue		2,885	8,654	19,442
Total operating loss	(505,739)	(442,599)	(1,782,882)	(1,724,597)
Laboratory Services [Member]
Product Information [Line Items]
Net Revenue	1,853,597	2,403,506	9,353,368	2,513,057
Total operating loss	(2,267,656)	(2,736,999)	(9,946,452)	(3,769,783)
General Corporate Activities [Member]
Product Information [Line Items]
Total operating loss	$ (1,707,341)	$ (1,172,023)	$ (6,586,133)	$ (5,011,347)